Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	indie Semiconductor, Inc.
Entity Central Index Key	0001841925
Entity Emerging Growth Company	false
Entity File Number	001-40481
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-1735159
Entity Address, Address Line One	32 Journey
Entity Address, City or Town	Aliso Viejo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92656
City Area Code	(949)
Local Phone Number	608-0854
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	INDI
Security Exchange Name	NASDAQ